LONG-TERM LOANS (Schedule of future principal payments related to Credit Facility) (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Debt Disclosure [Abstract]
2025	$ 1,500
2026	4,125
2027	53,625
Total future principal payments related to Credit Facility	$ 59,250